Investment Strategy - Rareview 2X Bull Cryptocurrency & Precious Metals ETF	Feb. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in swaps on exchange-traded products (“ETPs”) (“Underlying ETPs”), in two complimentary asset classes, a modern digital asset class (Cryptoassets) (the “Cryptoasset strategy”) and a traditional asset class (precious metals) (the “Precious Metals strategy”). An exchange-traded product is not a registered investment company and will continuously offer their shares. The fees and expense of the Underlying ETPs will cause the Fund’s performance to be lower than the actual market performance of bitcoin, ether, gold and silver. Although bitcoin and ether are often referred to as “cryptocurrencies” in the marketplace, they are not widely accepted as a means of payment. The swaps in which the Fund invests are uncleared, non-exchange-traded and cash settled.

Under normal market conditions, the Fund will invest at least 80% of its assets (including any amount of borrowings) in cryptoassets and precious metals through its investments in derivatives that have either bitcoin, ether, gold or silver as their reference asset. For the purposes of complying with its 80% investment policy, the Fund will use the notional value of the cryptoasset and precious metals derivatives it holds. The Fund uses leverage to “stack” the total return of holdings in the Fund’s Cryptoasset strategy together with the total returns of holdings in the Fund’s Precious Metals strategy. Through its use of swaps on Underlying ETPs, the Fund seeks to have 100% exposure of its assets to each of the Cryptoasset and Precious Metals strategies. Underlying ETPs will invest in either (1) bitcoin, ether or their respective futures contracts, or (2) gold, silver or their respective futures contracts. Accordingly, the Fund’s leveraged returns can be considered to be “2x” as its total investment exposure relative to its total assets is 200%.

Through its use of swaps on Underlying ETPs, the Fund will seek to have 75% of its Cryptoasset investment exposure to bitcoin and 25% investment exposure to ether. The intended range of investment exposure for bitcoin is 70-80% and 20-30% for ether. If investment exposure to bitcoin or ether falls out of those ranges, the Fund’s adviser will rebalance the Fund’s cryptoasset swap exposures.

Through its use of swaps on Underlying ETPs, the Fund will seek to have 75% of its Precious Metals investment exposure to gold and 25% investment exposure to silver. The intended range of investment exposure for gold is 70-80% and 20-30% for silver. If investment exposure to gold or silver falls out of those ranges, the Fund’s adviser will rebalance the Fund’s precious metals swap exposures.

Depending on market conditions, the Fund may purchase options on Underlying ETPs and enter into futures contracts on bitcoin, ether, gold or silver. The Fund does not invest directly in gold, gold bullion, silver, or silver bullion. The Fund will only seek direct investment exposure to bitcoin and ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). Bitcoin and ether futures contracts are subject to margin and/or collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. The Fund does not invest directly in or hold bitcoin or ether.

Bitcoin is the native token on the Bitcoin network. As with other cryptoassets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin network’s uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non- native tokens.

Ether is the native token on the Ethereum network, but users may create additional tokens, the ownership of which is recorded on the Ethereum network. As with other cryptoassets, ether and the Ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium or exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native tokens (including non-fungible tokens and asset-backed tokens), and supporting various “layer 2” projects. Compared to the Bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the Ethereum network are far more broad.

In order to maintain its exposure to bitcoin and ether futures contracts, the Fund must sell/exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date.

The Fund will execute its Cryptoasset and Precious Metals strategies primarily by directly investing by the Fund or by investing in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in swaps, futures and other assets intended to serve as margin or collateral for derivative positions. Because the Fund intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary are expected to significantly exceed 25% of the Fund’s total assets.

Assets not allocated to the Fund’s Cryptoasset or Precious Metals strategies will be invested in U.S. Treasury securities, money market funds and other cash equivalents, some or all of which will serve as collateral or margin for the Fund’s investments in derivatives.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its assets (including any amount of borrowings) in cryptoassets and precious metals through its investments in derivatives that have either bitcoin, ether, gold or silver as their reference asset.